Equity - Consolidated financial statements of subsidiaries (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Non-current assets	$ 681,748,000	$ 654,843,000
Current assets	733,732,000	817,604,000
Non-current liabilities	281,932,000	189,588,000
Current liabilities	441,291,000	448,614,000
CONSOLIDATED INCOME STATEMENTS
Sales	1,335,121,000	1,643,939,000	$ 1,650,034,000
Operating (loss) profit	(133,457,000)	38,181,000	196,940,000
(Loss) profit before tax	(174,644,000)	37,052,000	156,018,000
Total Profit for the year	(177,112,000)	20,800,000	98,478,000
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash flows provided by (used in) operating activities	51,464,000	243,258,000	178,372,000
Cash flows used in investing activities	(73,132,000)	(66,937,000)	(81,806,000)
Cash flows(used in) provided by financing activities	3,464,000	(175,508,000)	(282,147,000)
Exchange differences on cash and cash equivalents in foreign currencies	7,920,000	(5,191,000)	287,000
Beginning balance of cash and cash equivalents	132,973,000	136,470,000
Ending balance of cash and cash equivalents	122,812,000	132,973,000	136,470,000
Quebec Silicon Limited Partnership
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Non-current assets	44,643,000	34,440,000	39,543,000
Current assets	50,441,000	53,667,000	68,073,000
Non-current liabilities	21,756,000	17,317,000	11,908,000
Current liabilities	7,805,000	11,529,000	26,378,000
CONSOLIDATED INCOME STATEMENTS
Sales	95,936,000	108,582,000	148,313,000
Operating (loss) profit	1,227,000	2,640,000	22,151,000
(Loss) profit before tax	1,081,000	2,500,000	21,561,000
Total Profit for the year	434,000	1,035,000	10,679,000
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash flows provided by (used in) operating activities	93,000	(4,097,000)	31,000,000
Cash flows used in investing activities	(6,597,000)	(7,484,000)	(6,725,000)
Cash flows(used in) provided by financing activities	(657,000)	(786,000)
Exchange differences on cash and cash equivalents in foreign currencies	(435,000)	(424,000)
Beginning balance of cash and cash equivalents	17,433,000	30,224,000	5,949,000
Ending balance of cash and cash equivalents	9,837,000	17,433,000	30,224,000
WVA Manufacturing, LLC
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Non-current assets	78,106,000	79,123,000	87,698,000
Current assets	53,987,000	74,289,000	71,329,000
Non-current liabilities	3,757,000	5,079,000	6,660,000
Current liabilities	19,655,000	26,632,000	26,770,000
CONSOLIDATED INCOME STATEMENTS
Sales	185,660,000	194,643,000	211,118,000
Operating (loss) profit	(2,742,000)	(4,513,000)	13,513,000
(Loss) profit before tax	(1,812,000)	(4,516,000)	13,513,000
Total Profit for the year	631,000	(1,434,000)	5,466,000
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash flows provided by (used in) operating activities	(11,737,000)	17,497,000	18,712,000
Cash flows used in investing activities	(4,495,000)	(8,054,000)	(13,107,000)
Beginning balance of cash and cash equivalents	36,169,000	26,727,000	21,122,000
Ending balance of cash and cash equivalents	$ 19,937,000	$ 36,169,000	$ 26,727,000